Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions

8.

Related Party Transactions

a)

As at December 31, 2013, the Company owed $15,000 (2012 - $15,000) to a director of the Company for consulting fees incurred.  The amounts owing are unsecured, non-interest bearing, and due on demand.

b)

As at December 31, 2013, the Company owed $10,654 (2012 - $83,066) to the President of the Company for management fees incurred and financing of day-to-day operations.  The amounts owing are unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2013, the Company incurred $120,000 (2012 - $120,000) to the President of the Company for management fees.

c)

During the year ended December 31, 2013, the Company issued 675,000 common shares (2012 – nil) with a fair value of $11,475 to a director of the Company for directors’ fees.